PROVISIONS AND CONTINGENCIES - Contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
PROVISIONS AND CONTINGENCIES
Aggregate amount of insurance recoveries	$ 0	$ 0